                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                   Form 13F/A

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2000


Check here if Amendment [X]; Amendment Number:   1
         This Amendment (Check only one.):  [X] is a restatement.
                                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Undiscovered Managers, LLC
Address:    700 North Pearl Street
            Dallas, TX  75201

Form 13F File Number:   028-05867

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark P. Hurley
Title:      President
Phone:      214-999-7205

Signature, Place, and Date of Signing:


/s/ MARK P. HURLEY                  Dallas, TX             December 7, 2000
-------------------------          -------------           ----------------
    Mark P. Hurley                 [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                               13F File Number
----                                               ---------------
Fuller & Thaler Asset Management, Inc.               028-04007
J.L. Kaplan Associates, LLC                          028-03472
Kestrel Investment Management Corporation            028-04060

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              Form 13F SUMMARY PAGE

Report Summary:

This Amendment No. 1 corrects the number of shares in the Carramerica Realty Corp. entry on the Information Table.

Number of Other Included Managers:                         4

Form 13F Information Table Entry Total:                   93

Form 13F Information Table Value Total:              $43,287
                                                    (thousands)


List of Other Included Managers:

No.      Name                                     13F File Number
---      ----                                     ---------------
1        Bay Isle Financial Corporation            028-05490
2        E.R. Taylor Investments, Inc.             028-02877
3        Unibank                                          --
4        Waite & Associates                        028-00942

FORM 13F
June 30, 2000

                                                                                                                 Voting Authority
                                  Title                    Value     Shares/  Sh/  Put/  Invstmt     Other     --------------------
Name of Issuer                   of class     CUSIP       (x$1000)   Prn Amt  Prn  Call  Dscretn    Managers   Sole    Shared  None
--------------                   --------     -----       --------   -------  ---  ----  -------    --------   ----    ------  ----
BP Amoco PLC                       ADR      055622104         40         700   SH         OTHER         2                700
Telesp Celular                   ADR PFD    87952L108        180       4,000   SH         OTHER         3              4,000
Xeikon NV                          ADR      984003103         60       3,900   SH         OTHER         3              3,900
Advanced Micro Devices Inc.        COM      007903107         15         200   SH         OTHER         2                200
Alcoa Inc.                         COM      013817101        116       4,000   SH         OTHER         4              4,000
Alexandria Real Estate Eq. In.     COM      015271109        758      22,100   SH         OTHER         1             22,100
Allstate Corp.                     COM      020002101         16         700   SH         OTHER         2                700
AMB Property Corp.                 COM      00163T109      1,547      67,800   SH         OTHER         1             67,800
American Express Co.               COM      025816109         23         450   SH         OTHER         2                450
American General Corp.             COM      026351106        226       3,700   SH         OTHER         4              3,700
American Home Prods Corp.          COM      026609107        265       4,500   SH         OTHER       2,4              4,500
American Intl. Group Inc.          COM      026874107        223       1,900   SH         OTHER         4              1,900
American Power Conversion Corp.    COM      029066107         20         500   SH         OTHER         2                500
Archstone Comntys Trust            COM      039581103        979      46,500   SH         OTHER         1             46,500
AT&T Corp.                         COM      001957109         95       3,000   SH         OTHER         4              3,000
Avalonbay Cmntys Inc.              COM      053484101      2,568      61,500   SH         OTHER         1             61,500
Avery Dennison Corp.               COM      053611109        222       3,300   SH         OTHER         4              3,300
Avon Prods. Inc.                   COM      054303102         31         700   SH         OTHER         2                700
AVX Corp                           COM      002444107         16         700   SH         OTHER         2                700
Bank of America Corporation        COM      060505104        219       5,100   SH         OTHER         4              5,100
Bank of New York Inc.              COM      064057102        219       4,700   SH         OTHER         4              4,700
Bell Atlantic Corp                 COM      077853109        218       4,300   SH         OTHER         4              4,300
Boeing Co.                         COM      097023105         21         500   SH         OTHER         2                500
Boston Properties Inc.             COM      101121101      2,333      60,400   SH         OTHER         1             60,400
Bristol Myers Squibb Co.           COM      110122108         23         400   SH         OTHER         2                400
Burlington Res Inc.                COM      122014103         17         450   SH         OTHER         2                450
Carramerica Rlty. Corp.            COM      144418100      1,155      43,600   SH         OTHER         1             43,600
Caterpillar Inc.                   COM      149123101         88       2,600   SH         OTHER         4              2,600
Centerpoint Pptys.                 COM      151895109        986      24,200   SH         OTHER         1             24,200
Chase Manhattan Corp.              COM      16161A108         17         375   SH         OTHER         2                375
Chelsea GCA Realty Inc.            COM      163262108      1,120      32,400   SH         OTHER         1             32,400

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
                                                                                                                 Voting Authority
                                  Title                    Value     Shares/  Sh/  Put/  Invstmt     Other     --------------------
Name of Issuer                   of class     CUSIP       (x$1000)   Prn Amt  Prn  Call  Dscretn    Managers   Sole    Shared  None
--------------                   --------     -----       --------   -------  ---  ----  -------    --------   ----    ------  ----
Citigroup Inc.                     COM      172967101         30         500   SH         OTHER         2                500
Clorox Co.                         COM      189054109         27         600   SH         OTHER         2                600
Costco Whsl. Corp.                 COM      22160K105        248       7,500   SH         OTHER         4              7,500
Cousins Pptys. Inc.                COM      222795106        936      24,300   SH         OTHER         1             24,300
CVS Corp.                          COM      126650100         12         300   SH         OTHER         2                300
Delphi Automotive Sys. Corp.       COM      247126105         37       2,537   SH         OTHER         4              2,537
Delta Air Lines Inc.               COM      247361108         86       1,700   SH         OTHER         4              1,700
Duke Weeks Realty Corp             COM      264411505        723      32,300   SH         OTHER         1             32,300
Equity Office Properties           COM      294741103      1,951      70,800   SH         OTHER         1             70,800
Equity Residential Pptys           COM      29476L107        566      12,300   SH         OTHER         1             12,300
Exxon Mobil Corp.                  COM      30231G102        243       3,100   SH         OTHER         4              3,100
Federal Home Ln Mtg Corp.          COM      313400301         16         400   SH         OTHER         2                400
Federal Natl. Mtg. Assn.           COM      313586109        214       4,100   SH         OTHER         4              4,100
Fleet Boston Finl Corp.            COM      339030108         14         400   SH         OTHER         2                400
Ford Motor Co.                     COM      345370100         17         400   SH         OTHER         2                400
General Growth Pptys Inc.          COM      370021107      1,178      37,100   SH         OTHER         1             37,100
General Mtrs. Corp.                COM      370442105        192       3,300   SH         OTHER         4              3,300
Georgia Pacific Corp.              COM      373298108         47       1,800   SH         OTHER         4              1,800
Hershey Foods Corp.                COM      427866108        112       2,300   SH         OTHER         4              2,300
Home Properties of NY, Inc.        COM      437306103      1,254      41,800   SH         OTHER         1             41,800
Honeywell Inc.                     COM      438516106         17         500   SH         OTHER         2                500
Illinois Tool Works Inc.           COM      452308109        103       1,800   SH         OTHER         4              1,800
Ingersoll Rand Co.                 COM      456866102        165       4,100   SH         OTHER         4              4,100
Intel Corp.                        COM      458140100        254       1,900   SH         OTHER         4              1,900
Intl. Business Machines Corp.      COM      459200101         21         190   SH         OTHER         2                190
Kilroy Realty Corp.                COM      49427F108      1,019      39,300   SH         OTHER         1             39,300
Kimberly Clark Corp.               COM      494368103        258       4,500   SH         OTHER         4              4,500
Kimco Realty Corp.                 COM      49446R109        800      19,500   SH         OTHER         1             19,500
Kroger Co.                         COM      501044101         29       1,300   SH         OTHER         2              1,300
LaSalle Hotel Pptys                COM      517942108        440      30,600   SH         OTHER         1             30,600
Manufactured Home Cmty             COM      564682102      1,877      78,400   SH         OTHER         1             78,400
May Dept. Stores Co.               COM      577778103        218       9,100   SH         OTHER         4              9,100
MGIC Investment Corp.              COM      552848103         18         400   SH         OTHER         2                400
National Semiconductor             COM      637640103         17         300   SH         OTHER         2                300
Post Properties Inc.               COM      737464107      1,219      27,700   SH         OTHER         1             27,700
Prologis Trust                     COM      743410102      1,863      87,400   SH         OTHER         1             87,400
PS Business Parks Inc.             COM      69360J107        557      23,200   SH         OTHER         1             23,200
Rockwell                           COM      773903109         16         500   SH         OTHER         2                500
Rohm & Haas Co.                    COM      775371107         21         600   SH         OTHER         2                600
Safeway Inc.                       COM      786514208        167       3,700   SH         OTHER         4              3,700
Seagate Technology Inc.            COM      811804103         17         300   SH         OTHER         2                300
Sears Roebuck & Co.                COM      812387108         16         500   SH         OTHER         2                500
Shurgard Storage Centers           COM      82567D104        833      37,000   SH         OTHER         1             37,000
Smith Charles Residential          COM      832197107        688      18,100   SH         OTHER         1             18,100
Spieker Properties                 COM      848497103      2,102      45,700   SH         OTHER         1             45,700
Staffmark Inc.                     COM      852389105        167      25,000   SH         OTHER                       25,000
Starwood Hotels & Resorts          COM      85590A203      1,157      35,800   SH         OTHER         1             35,800
Storage USA                        COM      861907103        912      30,900   SH         OTHER         1             30,900
Sun Communities Inc.               COM      866674104        568      17,000   SH         OTHER         1             17,000
Sun Microsystems Inc.              COM      866810104         27         300   SH         OTHER         2                300
Target Corp.                       COM      87612E106        261       4,500   SH         OTHER         4              4,500
Taubman Centers Inc.               COM      876664103      1,151     104,600   SH         OTHER         1            104,600
Tellabs Inc.                       COM      879664100         21         300   SH         OTHER         2                300

                                                                                                                 Voting Authority
                                  Title                    Value     Shares/  Sh/  Put/  Invstmt     Other     --------------------
Name of Issuer                   of class     CUSIP       (x$1000)   Prn Amt  Prn  Call  Dscretn    Managers   Sole    Shared  None
--------------                   --------     -----       --------   -------  ---  ----  -------    --------   ----    ------  ----
Textron Inc.                       COM      883203101         22         400   SH         OTHER         2                400
The Macerich Company               COM      554382101      1,136      51,500   SH         OTHER         1             51,500
TJX Cos. Inc.                      COM      872540109         15         800   SH         OTHER         2                800
Urban Shopping Centers, Inc.       COM      917060105      1,139      33,800   SH         OTHER         1             33,800
USA Networks Inc.                  COM      902984103         15         700   SH         OTHER         2                700
Vornado Realty Trust               COM      929042109      1,870      53,800   SH         OTHER         1             53,800
Wells Fargo Co.                    COM      949746101        171       4,400   SH         OTHER         4              4,400
Whirlpool Corp.                    COM      963320106        116       2,500   SH         OTHER       2,4              2,500
Xerox Corp.                        COM      984121103         85       4,100   SH         OTHER         4              4,100

REPORT SUMMARY                        93 Data Records     43,287            4 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED